SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revenue Recognition) (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Accounts receivable write off	$ 6,100	$ 6,900	$ 330
Straight Line Rental Income
Disaggregation of Revenue [Line Items]
Accounts receivable write off	725	908
Tenant Reimbursements
Disaggregation of Revenue [Line Items]
Accounts receivable write off	$ 882	$ 1,000